Property, Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	€ 36,699	€ 30,610
Disposals		(174)
Property, plant and equipment at end of period	63,991	36,699
Impairment loss relating to assets that were obsolute and in process of being disposed of	1,883	52	€ 0
Costs of acquisition or construction
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	55,116	41,661
Additions	38,269	13,174
Disposals	(10,186)	(201)
Indexation impact	1,256	488
Foreign exchange	7	(6)
Property, plant and equipment at end of period	84,462	55,116
Accumulated depreciation
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(18,417)	(11,051)
Disposals	10,186
Foreign exchange	1	(3)
Depreciation	10,356	7,491
Impairment	(1,883)	52
Property, plant and equipment at end of period	(20,471)	(18,417)
Rights to land and buildings including leasehold improvements
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	13,807	14,465
Property, plant and equipment at end of period	16,163	13,807
Rights to land and buildings including leasehold improvements | Costs of acquisition or construction
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	22,887	19,903
Additions	5,060	2,366
Disposals	(795)
Transfers	819	130
Indexation impact	1,256	488
Property, plant and equipment at end of period	29,227	22,887
Rights to land and buildings including leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(9,080)	(5,438)
Disposals	795
Depreciation	4,675	3,642
Impairment	(104)
Property, plant and equipment at end of period	(13,064)	(9,080)
Vehicles
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	87	84
Disposals		(94)
Property, plant and equipment at end of period	65	87
Vehicles | Costs of acquisition or construction
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	139	166
Additions	14	67
Disposals	(20)	(94)
Property, plant and equipment at end of period	133	139
Vehicles | Accumulated depreciation
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(52)	(82)
Disposals	20
Depreciation	30	64
Impairment	(6)
Property, plant and equipment at end of period	(68)	(52)
Technical equipment and machinery
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	15,643	9,069
Disposals		(12)
Property, plant and equipment at end of period	25,903	15,643
Technical equipment and machinery | Costs of acquisition or construction
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	19,520	10,738
Additions	15,185	6,328
Disposals	(3,646)	(12)
Transfers	458	2,466
Property, plant and equipment at end of period	31,517	19,520
Technical equipment and machinery | Accumulated depreciation
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(3,877)	(1,669)
Disposals	3,646	52
Depreciation	4,024	2,168
Impairment	(1,359)
Property, plant and equipment at end of period	(5,614)	(3,877)
Office and other equipment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	4,275	4,381
Disposals		(68)
Property, plant and equipment at end of period	3,304	4,275
Office and other equipment | Costs of acquisition or construction
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	9,683	8,243
Additions	1,026	1,519
Disposals	(5,725)	(95)
Transfers	38	22
Foreign exchange	7	(6)
Property, plant and equipment at end of period	5,029	9,683
Office and other equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(5,408)	(3,862)
Disposals	5,725
Foreign exchange	1	(3)
Depreciation	1,627	1,617
Impairment	(414)
Property, plant and equipment at end of period	(1,725)	(5,408)
Assets under construction
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	2,887	2,611
Property, plant and equipment at end of period	18,556	2,887
Assets under construction | Costs of acquisition or construction
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	2,887	2,611
Additions	16,984	2,894
Transfers	(1,315)	(2,618)
Property, plant and equipment at end of period	18,556	2,887
Right-of-use assets
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	10,499
Property, plant and equipment at end of period	€ 11,275	€ 10,499